Equity (Details) - USD ($)												9 Months Ended	12 Months Ended
		Dec. 31, 2024		Dec. 24, 2024	Dec. 12, 2024	Dec. 10, 2024	Nov. 21, 2024	Jun. 03, 2024	Apr. 17, 2024	Dec. 04, 2023	Jan. 10, 2023	Sep. 30, 2025	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	Feb. 28, 2025
Equity [Line Items]
Ordinary shares, shares authorized		50,000,000											50,000,000		50,000,000	[1]
Voting rights												one	one
Ordinary shares, shares issued		677	[2]									143,513 [2]	677	[2]				125,000
Ordinary shares with par value (in Dollars per share)																[1]
Consideration amount (in Dollars)							$ 250,000,000
Issuance of shares								102,890,000	53,600,000			300,051
Purchase price (in Dollars)															$ 2,866,856		$ 641,666
Ordinary shares, par value (in Dollars per share)
Shares issued for reverse stock split												73,500
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares authorized		50,000,000										50,000,000	50,000,000		10,000,000
Ordinary shares, shares issued		22,770											22,770
Purchase price (in Dollars)
Ordinary shares [Member]
Equity [Line Items]
Ordinary shares, shares issued												430,540
Professional Party [Member]
Equity [Line Items]
Issuance of shares for services											2
Consulting service term											10 years
Increase in paid-in capital (in Dollars)											$ 812,300
Professional Party [Member] | Ordinary Shares [Member]
Equity [Line Items]
Issuance of shares for services											137
DoubleClick Services Limited [Member]
Equity [Line Items]
Issuance of shares for services										5
Consulting service term										10 years
Increase in paid-in capital (in Dollars)										$ 2,054,556
DoubleClick Services Limited [Member] | Ordinary Shares [Member]
Equity [Line Items]
Issuance of shares for services										345
Class A Ordinary Shares [Member] | White Lion [Member]
Equity [Line Items]
Issuance of shares		40		33	253	47
Purchase price (in Dollars)		$ 204,000		$ 160,050	$ 1,572,186	$ 276,850
Class A Ordinary Shares [Member] | White Lion [Member] | Ordinary Shares [Member]
Equity [Line Items]
Issuance of shares		3,000		2,500	19,000	3,500
Previously Reported [Member]
Equity [Line Items]
Ordinary shares, shares issued	[3]	113,852											113,852		50,747	[1]
Previously Reported [Member] | NewGenIvf Group Ltd [Member]
Equity [Line Items]
Ordinary shares, shares issued		113,852											113,852		50,747
Ordinary shares with par value (in Dollars per share)
Previously Reported [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares authorized		10,000,000											10,000,000
NewGenIvf Limited [Member]
Equity [Line Items]
Consideration amount (in Dollars)							100,000,000
M&A [Member]
Equity [Line Items]
Consideration amount (in Dollars)							300,000,000
White Lion Purchase Agreement [Member]
Equity [Line Items]
Consideration amount (in Dollars)							$ 500,000,000

[1]	Re-presented as mentioned in Note 23
[2]	The shares as presented have been adjusted retrospectively for Reverse Share Splits effected in February 2025 of 1 share for every 20 existing shares issued, in May 2025 of 1 share for every 10 existing share issued, in August 2025 of 1 share for every 5 shares issued, in December 2025 of 1 share for every 5 shares issued and in January 2026 of 1 share for every 3 shares issued respectively.
[3]	The shares as presented have been adjusted retrospectively for two Reverse Share Splits effected in February 2025 of 1 share for every 20 existing shares issued and in May 2025 of 1 share for every 10 existing share issued respectively.